COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Commitments And Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense	$ 1,908,921	$ 1,570,900	$ 1,053,907
Commitments and contingencies
Outstanding Guarantees	42,209,859
Restricted Cash and Cash Equivalents	3,390,144	5,544,273
Standby Letters of Credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Line of Credit Facility, Amount Outstanding	1,091,202
Performance Guarantee [Member]
Commitments And Contingencies Disclosure [Line Items]
Restricted Cash and Cash Equivalents	3,954,845
Yizhuang Facility Construction Phase II
Commitments And Contingencies Disclosure [Line Items]
Commitments and contingencies	$ 597,353